Digital Assets and Digital Assets Receivable - Activity (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Activity of digital assets held and digital assets receivable
Digital asset additions					$ 9,500,000
Digital asset dispositions					$ 600,000	$ 0	$ 0
Bitcoin
Activity of digital assets held and digital assets receivable
Approximate number of bitcoin acquired		0.1	0.01	0.9
Approximate number of bitcoin dispensed		(13.9)	(1.1)	(13.9)
Digital asset additions		$ 3,523		$ 48,515
Digital asset dispositions		964,178	$ 99,118	964,178
Unrealized gains (losses), net	$ 7,452,328		4,156,594
Realized gains (losses), net		$ 732,410	$ (3,371)	$ 732,410